Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

(in millions)	2020	2019
Balance, beginning of year	$12,004	$12,530
Foreign currency translation impacts (1)	(212)	(526)
Balance, end of year	$11,792	$12,004
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar